Summary of Significant Accounting Policies (Policies) - EBP 053	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Presentation	Basis of Presentation The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America.
Use of estimates
Use of estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuation and Income Recognition
Investment Valuation and Income Recognition
Plan investments are presented at fair value. Shares of registered investment companies are presented at published market prices which represent the net asset value (“NAV”) of shares held by the Plan at the reporting date. Popular, Inc. common stock is presented at the quoted closing market price at the reporting date. Non-registered pooled separate accounts managed by PLIC are valued daily based on the market value of the underlying assets in each separate account. The single group annuity contract is presented at contract value which is the aggregation of contributions, plus interest, less withdrawals, if any. The Plan presents in the Statement of Changes in Net Assets Available for Benefits the net appreciation (depreciation) in the fair value of its investments which consists of the realized gains or losses and the unrealized appreciation (depreciation) on those investments. Purchases and sales of securities are recorded on a trade date basis. Dividends are recorded on the ex-dividend date and interest is recorded under the accrual basis and credited to each participant’s account, as defined by the Plan Document. Realized gains and losses from security transactions are reported on the average cost basis.
The Plan determines the fair values of its investments based on the fair value framework established in the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Subtopic 820-10 “Fair Value Measurement”, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Refer to Note 3 to these financial statements for the fair value disclosures required as of December 31, 2025 and 2024.

Administrative Expenses
Administrative expenses
Administrative expenses reflected in the Statement of Changes in Net Assets Available for Benefits included member service fees, loan expenses, recordkeeping services, audit fees as well as investment advisory fees. Participant accounts are charged quarterly for any applicable administrative expenses following an asset-based fee method. Forfeitures accounts are used to pay administrative expenses. The Plan Sponsor shall pay administrative expenses from its general assets to the extent funds are not available from the Plan’s forfeitures account and are not charged to the participant accounts.
Contributions, Rollovers Contributions and Refundable contributions
Contributions
Employee and employer matching contributions are recorded on an accrual basis in the period in which the payroll is earned.
Discretionary contributions are recorded in the period in which they are earned by the participant as determined by the Corporation’s Board of Directors.
Rollovers Contributions
Rollovers Contributions to the Plan consist of monies received by a Participant from another plan qualified by the IRS, and are recorded when received.
Refundable contributions
On an annual basis, the plan completes a non-discrimination test pursuant to IRS regulations. Excess contributions determined as a result of this test, if any, are netted against the participant contributions in the Statement of Changes in Net Assets Available for Benefits. For the years ended December 31, 2025 and 2024, the plan passed the non-discrimination test.

Rollovers Distributions	Rollovers Distributions Terminated employees or retirees may elect to transfer their savings to other plans qualified by the IRS, and are recorded when paid.
Notes receivable from participants
Notes receivable from participants
Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Principal and interest is paid ratably through bi-weekly payroll deductions. Principal portion of the loan payments are considered as investment transfers which do not impact the Statement of Changes in Net Assets Available for Benefits. Notes receivable from participants in default are recorded as a distribution based upon the terms of the plan document when they are deemed uncollectible.

Payment of benefits	Payment of benefits Benefits are recorded when paid.